IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Impairment (reversals) charges	Impairment (Reversals) Charges

For the years ended December 31	2020	2019
Impairment reversals of long-lived assets[1]	($281)	($1,423)
Impairment of intangibles[1]	12	—
Total	($269)	($1,423)
[1]Refer to note 21 for further details.